Leases - leased assets with recognized right of use (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	$ 922,410
Additions	203,126
Balance at the end	1,125,536	$ 922,410
Total	(302,804)	0	$ 0
Total right of use assets	822,732	0	$ 0
Buildings and construction
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	320,528
Additions	59,483
Balance at the end	380,011	320,528
Total	(97,736)
Machinery and equipment
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	370,410
Additions	76,769
Balance at the end	447,179	370,410
Total	(116,391)
Transportation equipment
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	219,132
Additions	64,200
Balance at the end	283,332	219,132
Total	(84,120)
Computer equipment
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	12,340
Additions	2,674
Balance at the end	15,014	$ 12,340
Total	$ (4,557)